Variable Interest Entities Summary of Silverton Loan Notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Movement in Silverton Loan Notes [Roll Forward]
Opening balance	$ 0.0	$ 5.7
Total change in fair value for the period	0.0	(3.1)	$ (4.4)
Total distributed in the period	0.0	(9.6)
Closing balance as at December 31, 2020	0.0	0.0	5.7
Loan notes (long-term liabilities)	0.0	0.0
Accrued expenses (current liabilities)	0.0	0.0
Third party
Movement in Silverton Loan Notes [Roll Forward]
Opening balance	0.0	4.6
Total change in fair value for the period	0.0	3.1
Total distributed in the period	0.0	(7.7)
Closing balance as at December 31, 2020	0.0	0.0	4.6
Loan notes (long-term liabilities)	0.0	0.0
Accrued expenses (current liabilities)	0.0	0.0
Aspen Holdings
Movement in Silverton Loan Notes [Roll Forward]
Opening balance	0.0	1.1
Total change in fair value for the period	0.0	0.8
Total distributed in the period	0.0	(1.9)
Closing balance as at December 31, 2020	0.0	0.0	$ 1.1
Loan notes (long-term liabilities)	0.0	0.0
Accrued expenses (current liabilities)	0.0	0.0
Aspen Holdings | Third party
Movement in Silverton Loan Notes [Roll Forward]
Total change in fair value for the period	$ 0.0	$ 3.9